AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

December 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 56.4%
Information Technology – 14.6%
Electronic Equipment, Instruments & Components – 2.8%
Hon Hai Precision Industry Co., Ltd.	747,000	$2,801,356
Kingboard Holdings Ltd.	22,000	107,186
Samsung SDI Co., Ltd.(a)	2,216	1,218,738
Sinbon Electronics Co., Ltd.	48,000	491,695
Synnex Technology International Corp.	53,000	126,633
Unimicron Technology Corp.	22,000	183,083
WPG Holdings Ltd.	56,000	106,396

		5,035,087

IT Services – 1.3%
GDS Holdings Ltd.(a)	155,096	898,504
Infosys Ltd.	4,720	119,537
Infosys Ltd. (Sponsored ADR)	26,770	677,549
Mindtree Ltd.	1,708	109,469
Network International Holdings PLC(a) (b)	72,705	287,553
Tech Mahindra Ltd.	5,274	126,549
Wipro Ltd.	12,482	119,607

		2,338,768

Semiconductors & Semiconductor Equipment – 7.4%
ASE Technology Holding Co., Ltd.	29,000	112,062
Broadcom, Inc.	390	259,510
Daqo New Energy Corp. (ADR)(a)	1,664	67,093
King Yuan Electronics Co., Ltd.	37,000	59,760
MediaTek, Inc.	75,000	3,218,215
Novatek Microelectronics Corp.	88,000	1,708,811
Parade Technologies Ltd.	2,000	152,160
Powertech Technology, Inc.	7,000	24,668
Realtek Semiconductor Corp.	13,000	271,613
Silergy Corp.	1,000	180,996
SK Square Co., Ltd.(a)	859	47,981
Taiwan Semiconductor Manufacturing Co., Ltd.	238,000	5,264,798
United Microelectronics Corp.	898,000	2,103,808

		13,471,475

Technology Hardware, Storage & Peripherals – 3.1%
Asustek Computer, Inc.	11,000	149,330
Samsung Electronics Co., Ltd.	64,493	4,235,576
Samsung Electronics Co., Ltd. (Preference Shares)	20,050	1,198,703

		5,583,609

		26,428,939

Financials – 13.3%
Banks – 9.2%
Agricultural Bank of China Ltd. - Class H	8,748,000	3,009,638
Al Rajhi Bank	2,325	87,681
Banco do Brasil SA	8,600	44,448
Banco Santander Chile	2,208,696	88,750
Bank for Foreign Trade of Vietnam JSC	122,100	422,180
Bank Mandiri Persero Tbk PT	1,690,000	834,487
Bank of Communications Co., Ltd. - Class A	153,400	111,274
Bank of Communications Co., Ltd. - Class H	1,026,000	620,230

Company	Shares	U.S. $ Value
China CITIC Bank Corp., Ltd. - Class H	2,078,000	$901,376
China Construction Bank Corp. - Class H	600,000	415,768
China Everbright Bank Co., Ltd. - Class A	163,300	85,274
China Everbright Bank Co., Ltd. - Class H	326,000	115,437
Commercial Bank PSQC (The)	3,851	7,137
Credicorp Ltd.	891	108,764
Grupo Elektra SAB de CV	481	36,412
Habib Bank Ltd.	81,241	53,679
Halyk Savings Bank of Kazakhstan JSC (GDR)(b)	23,000	379,500
Hana Financial Group, Inc.	76,976	2,719,492
HDFC Bank Ltd.	65,136	1,289,513
Huaxia Bank Co., Ltd.	128,700	113,387
Industrial Bank Co., Ltd. - Class A	465,960	1,395,244
Industrial Bank of Korea	11,728	101,456
KB Financial Group, Inc.	22,805	1,054,601
Malayan Banking Bhd	56,600	112,740
MCB Bank Ltd.	44,776	38,903
Metropolitan Bank & Trust Co.	517,510	565,169
Sberbank of Russia PJSC (Sponsored ADR)	113,887	1,793,252
Turkiye Garanti Bankasi AS	102,143	86,929
Woori Financial Group, Inc.	5,224	55,710

		16,648,431

Capital Markets – 0.2%
China Everbright Ltd.	12,000	14,344
Korea Investment Holdings Co., Ltd.	1,444	97,832
Meritz Securities Co., Ltd.	25,142	108,857
NH Investment & Securities Co., Ltd.	9,831	103,256
Samsung Securities Co., Ltd.	2,666	100,520

		424,809

Consumer Finance – 0.2%
360 DigiTech, Inc. (ADR)	1,019	23,366
Manappuram Finance Ltd.	189,936	418,970

		442,336

Diversified Financial Services – 1.5%
Chailease Holding Co., Ltd.	26,000	247,307
Far East Horizon Ltd.	111,000	98,508
FirstRand Ltd.	27,992	106,793
Fubon Financial Holding Co., Ltd.	506,507	1,394,174
Haci Omer Sabanci Holding AS	747,535	746,188
REC Ltd.	54,651	98,077

		2,691,047

Insurance – 1.7%
AIA Group Ltd.	125,000	1,261,606
Bupa Arabia for Cooperative Insurance Co.	2,796	97,857
Cathay Financial Holding Co., Ltd.	5,000	11,264
Co. for Cooperative Insurance (The)	4,509	92,802
DB Insurance Co., Ltd.	2,240	101,702
Max Financial Services Ltd.(a)	33,266	437,791
PICC Property & Casualty Co., Ltd. - Class H	1,304,000	1,065,944
Powszechny Zaklad Ubezpieczen SA	10,617	92,712

		3,161,678

Company	Shares	U.S. $ Value

Thrifts & Mortgage Finance – 0.5%
Housing Development Finance Corp., Ltd.	24,109	$834,327

		24,202,628

Consumer Discretionary – 6.9%
Auto Components – 0.1%
Balkrishna Industries Ltd.	2,541	79,079
Fuyao Glass Industry Group Co., Ltd. - Class H(b)	7,600	39,304

		118,383

Automobiles – 2.3%
Astra International Tbk PT	180,000	72,045
Dongfeng Motor Group Co., Ltd. - Class H	248,000	206,162
Ford Otomotiv Sanayi AS	10,230	184,123
Great Wall Motor Co., Ltd. - Class H	14,000	48,096
Kia Corp.	28,190	1,945,479
Li Auto, Inc. (ADR)(a)	3,706	118,963
NIO, Inc. (ADR)(a)	23,000	728,640
SAIC Motor Corp., Ltd. - Class A	252,000	818,266
XPeng, Inc. (ADR)(a)	1,792	90,191

		4,211,965

Diversified Consumer Services – 0.0%
Fu Shou Yuan International Group Ltd.	80,000	62,871

Hotels, Restaurants & Leisure – 1.7%
Despegar.com Corp.(a) (c)	49,620	485,780
MakeMyTrip Ltd.(a)	29,917	829,000
OPAP SA	127,838	1,810,632

		3,125,412

Internet & Direct Marketing Retail – 1.4%
Alibaba Group Holding Ltd.(a)	30,900	454,094
JD.com, Inc. - Class A(a)	44,970	1,549,322
momo.com, Inc.	8,000	468,367
Naspers Ltd. - Class N	21	3,259
Pinduoduo, Inc. (ADR)(a)	1,335	77,830

		2,552,872

Multiline Retail – 0.0%
Trent Ltd.	1,425	20,347

Specialty Retail – 0.7%
Abu Dhabi National Oil Co. for Distribution PJSC	28,655	33,312
China Tourism Group Duty Free Corp., Ltd. - Class A	12,200	421,625
Jarir Marketing Co.	1,937	101,363
Topsports International Holdings Ltd.(b)	322,000	326,133
Zhongsheng Group Holdings Ltd.	41,500	323,837

		1,206,270

Textiles, Apparel & Luxury Goods – 0.7%
Bosideng International Holdings Ltd.	300,000	189,001
Li Ning Co., Ltd.	50,500	553,987
LVMH Moet Hennessy Louis Vuitton SE	271	223,964
Page Industries Ltd.	91	49,357

Company	Shares	U.S. $ Value
Shenzhou International Group Holdings Ltd.	6,000	$116,182
Titan Co., Ltd.	3,274	110,756

		1,243,247

		12,541,367

Materials – 5.9%
Chemicals – 0.7%
Braskem SA (Preference Shares)	2,800	29,591
Guangzhou Tinci Materials Technology Co., Ltd.	3,790	68,347
Nan Ya Plastics Corp.	36,000	110,907
Orbia Advance Corp. SAB de CV	23,523	60,038
Petronas Chemicals Group Bhd	53,500	114,551
PhosAgro PJSC (GDR)(b)	4,422	95,427
SABIC Agri-Nutrients Co.	181	8,497
Shenzhen Capchem Technology Co., Ltd.	2,300	40,874
Tosoh Corp.	50,500	750,254

		1,278,486

Containers & Packaging – 0.1%
SCG Packaging PCL	57,800	119,822

Metals & Mining – 5.1%
Baoshan Iron & Steel Co., Ltd. - Class A	667,100	753,842
China Hongqiao Group Ltd.	2,182,096	2,306,372
CSN Mineracao SA	403,300	487,441
Ganfeng Lithium Co., Ltd.(b) (c)	5,800	91,330
Hindalco Industries Ltd.	260,550	1,654,066
Impala Platinum Holdings Ltd.	7,878	111,133
Kumba Iron Ore Ltd.	4,061	117,116
MMC Norilsk Nickel PJSC (ADR)	3,568	109,431
Polyus PJSC (GDR)(b)	284	25,068
POSCO	8,814	2,043,851
Shanxi Taigang Stainless Steel Co., Ltd.	99,200	110,330
Southern Copper Corp.	1,484	91,578
Tata Steel Ltd.	92,385	1,373,748
Vedanta Ltd.	25,405	116,037

		9,391,343

		10,789,651

Energy – 3.5%
Oil, Gas & Consumable Fuels – 3.5%
Bharat Petroleum Corp., Ltd.	19,104	98,787
China Petroleum & Chemical Corp.	161,100	107,245
China Petroleum & Chemical Corp. - Class H	230,000	107,139
China Shenhua Energy Co., Ltd. - Class A	33,500	118,794
China Shenhua Energy Co., Ltd. - Class H	51,000	119,355
Coal India Ltd.	48,235	94,561
Exxaro Resources Ltd.	9,527	91,396
Gazprom PJSC (Sponsored ADR)	66,453	614,025
GS Holdings Corp.	2,862	94,003
Hindustan Petroleum Corp., Ltd.	23,868	93,621
Indian Oil Corp. Ltd.	58,869	88,081
LUKOIL PJSC (Sponsored ADR)	18,492	1,660,582
MOL Hungarian Oil & Gas PLC	12,678	98,396
Parex Resources, Inc.	1,917	32,749
PetroChina Co., Ltd. - Class H	4,852,000	2,148,931
Petroleo Brasileiro SA	10,500	57,825

Company	Shares	U.S. $ Value
Polski Koncern Naftowy ORLEN SA	20,357	$375,219
PTT PCL	23,900	27,188
Saudi Arabian Oil Co.(b)	11,169	106,454
Shaanxi Coal Industry Co., Ltd.	60,300	115,919
Yankuang Energy Group Co., Ltd. - Class H(c)	60,000	119,251

		6,369,521

Communication Services – 3.2%
Diversified Telecommunication Services – 0.3%
Emirates Telecommunications Group Co. PJSC	15,112	130,573
Hellenic Telecommunications Organization SA	6,288	116,165
LG Uplus Corp.	8,114	92,584
MultiChoice Group	14,038	107,610
Sarana Menara Nusantara Tbk PT	519,500	40,965
Telkom Indonesia Persero Tbk PT	80,000	22,832

		510,729

Entertainment – 0.3%
G-bits Network Technology Xiamen Co., Ltd. - Class A	7,200	477,885

Interactive Media & Services – 2.4%
NAVER Corp.	3,993	1,267,464
Tencent Holdings Ltd.	40,300	2,351,550
Weibo Corp. (Sponsored ADR)(a) (c)	754	23,359
Yandex NV - Class A(a)	11,500	695,750

		4,338,123

Media – 0.0%
Cheil Worldwide, Inc.	2,263	43,424

Wireless Telecommunication Services – 0.2%
Globe Telecom, Inc.	1,560	101,697
PLDT, Inc.	2,770	98,431
SK Telecom Co., Ltd.	1,330	64,633
Turkcell Iletisim Hizmetleri AS	64,866	90,515
Vodacom Group Ltd.	1,651	13,936

		369,212

		5,739,373

Industrials – 3.0%
Aerospace & Defense – 0.1%
AVIC Electromechanical Systems Co., Ltd.	44,500	127,268
Bharat Electronics Ltd.	37,246	104,688

		231,956

Air Freight & Logistics – 0.3%
InPost SA(a)	40,850	492,889
ZTO Express Cayman, Inc. (ADR)	3,992	112,654

		605,543

Airlines – 0.1%
InterGlobe Aviation Ltd.(a) (b)	3,816	103,269
Korean Air Lines Co., Ltd.(a)	4,239	104,387

		207,656

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 0.3%
China Everbright Environment Group Ltd.	149,000	$119,678
S-1 Corp.	370	23,023
Sunny Friend Environmental Technology Co., Ltd.	52,000	374,633

		517,334

Construction & Engineering – 0.1%
Indus Towers Ltd.	28,286	94,125

Electrical Equipment – 0.2%
Fangda Carbon New Material Co., Ltd. - Class A	45,800	78,001
Havells India Ltd.	3,356	62,958
TBEA Co., Ltd. - Class A	31,000	103,070
Zhefu Holding Group Co., Ltd.	41,400	46,366

		290,395

Industrial Conglomerates – 0.4%
CITIC Ltd.	120,000	118,720
Industries Qatar QSC	25,663	109,156
KOC Holding AS	22,173	47,567
Refrigeration Electrical Engineering Corp.(a)	107,680	326,315
Sime Darby Bhd	49,400	27,531

		629,289

Machinery – 0.2%
China Yuchai International Ltd.	23,050	343,906
Haitian International Holdings Ltd.	11,000	30,558

		374,464

Marine – 0.1%
COSCO SHIPPING Holdings Co., Ltd.(a) (c)	75,100	145,616
Evergreen Marine Corp. Taiwan Ltd.	9,000	46,106

		191,722

Professional Services – 0.7%
HeadHunter Group PLC (ADR)	25,320	1,293,599

Trading Companies & Distributors – 0.2%
Barloworld Ltd.	25,240	238,176
Xiamen C & D, Inc.	92,700	132,341

		370,517

Transportation Infrastructure – 0.3%
China Merchants Port Holdings Co., Ltd.	68,000	124,105
Grupo Aeroportuario del Pacifico SAB de CV - Class B(a)	7,876	108,773
International Container Terminal Services, Inc.	29,500	115,703
Jiangsu Expressway Co., Ltd. - Class H	10,000	10,242
Shanghai International Port Group Co., Ltd.	153,400	132,291
Zhejiang Expressway Co., Ltd. - Class H	124,000	110,522

		601,636

		5,408,236

Company	Shares	U.S. $ Value

Utilities – 2.2%
Electric Utilities – 1.1%
Centrais Eletricas Brasileiras SA	12,600	$76,809
Cia Energetica de Minas Gerais (Preference Shares)	394,700	942,008
CPFL Energia SA	7,600	36,608
Equatorial Energia SA	161,200	653,668
Manila Electric Co.	11,230	64,984
Power Grid Corp. of India Ltd.	75,700	207,836
Tata Power Co., Ltd. (The)	18,059	53,485

		2,035,398

Gas Utilities – 0.9%
Beijing Enterprises Holdings Ltd.	14,500	50,027
GAIL India Ltd.	818,589	1,418,500
Kunlun Energy Co., Ltd.	166,000	155,763

		1,624,290

Independent Power and Renewable Electricity Producers – 0.1%
Colbun SA	1,113,025	90,531
NTPC Ltd.	59,380	99,074

		189,605

Water Utilities – 0.1%
Guangdong Investment Ltd.	174,000	221,183

		4,070,476

Real Estate – 1.5%
Real Estate Management & Development – 1.5%
A-Living Smart City Services Co., Ltd. - Class H(b)	425,500	726,919
Agile Group Holdings Ltd.	144,000	78,168
Aldar Properties PJSC	100,214	108,821
China Aoyuan Group Ltd.	412,000	74,562
Country Garden Services Holdings Co., Ltd.	75,000	450,294
Hopson Development Holdings Ltd.(c)	36,740	76,546
Logan Group Co. Ltd.	10,000	7,643
Longfor Group Holdings Ltd.(b)	106,500	502,334
Poly Developments and Holdings Group Co., Ltd. - Class A	95,200	234,051
Powerlong Real Estate Holdings Ltd.	130,000	68,063
Shenzhen Investment Ltd.	44,000	9,482
Times China Holdings Ltd.	74,000	35,795
Vincom Retail JSC(a)	308,840	407,314

		2,779,992

Consumer Staples – 1.2%
Beverages – 0.1%
Coca-Cola Femsa SAB de CV	20,422	112,216

Food & Staples Retailing – 0.3%
Avenue Supermarts Ltd.(a) (b)	691	43,285
Cencosud SA	71,072	118,871
Magnit PJSC (Sponsored GDR)(b)	5,893	88,395
Shoprite Holdings Ltd.	7,207	94,471
X5 Retail Group NV (GDR)(b)	8,020	212,289

		557,311

Company	Shares		U.S. $ Value

Food Products – 0.8%
China Feihe Ltd.(b)		74,735	$100,272
Dali Foods Group Co., Ltd.(b)		64,000	33,487
Grupo Bimbo SAB de CV		35,979	110,860
JBS SA		16,100	109,851
Minerva SA/Brazil		503,300	958,885
Nestle SA (REG)		585	81,676
Thai Union Group PCL		12,700	7,414

			1,402,445

Tobacco – 0.0%
Eastern Co. SAE		75,006	51,182

			2,123,154

Health Care – 1.1%
Biotechnology – 0.0%
I-Mab (Sponsored ADR)(a)		577	27,344

Health Care Providers & Services – 0.3%
Universal Vision Biotechnology Co., Ltd.		45,000	459,728

Life Sciences Tools & Services – 0.1%
Divi’s Laboratories Ltd.		1,618	101,679

Pharmaceuticals – 0.7%
China Medical System Holdings Ltd.		358,000	598,436
Genomma Lab Internacional SAB de CV - Class B		434,970	457,159
Richter Gedeon Nyrt		10,720	288,268

			1,343,863

			1,932,614

Total Common Stocks (cost $86,736,480)			102,385,951

	Principal Amount (000)

FIXED INCOME – 35.9%
Sovereign Bonds – 20.5%
Abu Dhabi Government International Bond 3.125%, 10/11/2027 (b)	U.S.$	331	354,997
Angolan Government International Bond 9.125%, 11/26/2049(b)		979	935,741
9.375%, 05/08/2048(b)		248	242,001
9.50%, 11/12/2025(b)		200	213,913
Argentine Republic Government International Bond 0.50%, 07/09/2030		1,789	630,754
1.00%, 07/09/2029		236	85,652
1.125%, 07/09/2035		2,792	900,525
2.00%, 01/09/2038		1,249	477,081
2.50%, 07/09/2041		210	74,281

	Principal Amount (000)		U.S. $ Value
Bahamas Government International Bond 8.95%, 10/15/2032 (b)	U.S.$	319	$290,290
Bahrain Government International Bond 5.625%, 09/30/2031(b)		200	196,350
6.00%, 09/19/2044(b)		480	434,790
6.75%, 09/20/2029(b)		244	263,032
7.00%, 10/12/2028(b)		334	361,972
Brazilian Government International Bond 4.75%, 01/14/2050		545	485,152
Colombia Government International Bond 3.125%, 04/15/2031		950	855,772
3.25%, 04/22/2032		535	481,500
5.00%, 06/15/2045		302	271,857
6.125%, 01/18/2041		260	267,442
Costa Rica Government International Bond 6.125%, 02/19/2031 (b)		351	354,795
Dominican Republic International Bond 5.50%, 01/27/2025(b)		100	108,000
5.875%, 01/30/2060(b)		377	362,108
6.40%, 06/05/2049(b)		364	382,154
6.50%, 02/15/2048(b)		298	316,401
Ecuador Government International Bond Zero Coupon, 07/31/2030(b)		106	59,201
0.50%, 07/31/2040(b)		446	257,951
1.00%, 07/31/2035(b)		900	586,870
5.00%, 07/31/2030(b)		372	306,038
Egypt Government International Bond 3.875%, 02/16/2026(b)		359	335,485
5.875%, 06/11/2025(b)		313	321,764
7.30%, 09/30/2033(b)		217	199,380
7.50%, 02/16/2061(b)		253	205,942
7.60%, 03/01/2029(b)		302	298,799
7.903%, 02/21/2048(b)		300	250,560
8.15%, 11/20/2059(b)		585	497,835
8.50%, 01/31/2047(b)		305	269,681
El Salvador Government International Bond 5.875%, 01/30/2025(b)		87	53,657
6.375%, 01/18/2027(b)		294	174,526
7.125%, 01/20/2050(b)		473	257,578
7.625%, 02/01/2041(b)		470	258,882
7.65%, 06/15/2035(b)		57	32,180
7.75%, 01/24/2023(b)		63	49,585
8.625%, 02/28/2029(b)		226	137,055
Gabon Government International Bond 6.625%, 02/06/2031 (b)		200	192,913
Ghana Government International Bond 7.75%, 04/07/2029(b)		243	202,613
7.875%, 03/26/2027-02/11/2035(b)		936	756,257

	Principal Amount (000)		U.S. $ Value
8.125%, 03/26/2032(b)	U.S.$	200	$162,500
8.627%, 06/16/2049(b)		220	173,360
8.95%, 03/26/2051(b)		200	159,788
Guatemala Government Bond 4.65%, 10/07/2041 (b)		215	214,906
Indonesia Government International Bond 2.85%, 02/14/2030		200	208,163
4.125%, 01/15/2025(b)		380	407,977
4.20%, 10/15/2050		340	387,175
Ivory Coast Government International Bond 6.125%, 06/15/2033(b)		1,058	1,114,074
6.375%, 03/03/2028(b)		295	319,485
Jamaica Government International Bond 6.75%, 04/28/2028		200	229,412
8.00%, 03/15/2039		108	149,634
Lebanon Government International Bond 6.00%, 01/27/2023(a) (b) (d)		36	3,600
6.65%, 04/22/2024(a) (b) (d)		57	5,700
6.85%, 03/23/2027(a) (b) (d)		481	48,100
Series E 6.10%, 10/04/2022(a) (b) (d)		216	21,600
Series G 1.00%, 11/27/2026(a) (b) (d)		170	17,000
6.20%, 02/26/2025(a) (b) (d)		206	20,600
Mexico Government International Bond 4.75%, 03/08/2044		140	152,364
5.00%, 04/27/2051		249	283,518
Nigeria Government International Bond 6.125%, 09/28/2028(b)		401	386,038
6.50%, 11/28/2027(b)		272	270,640
7.375%, 09/28/2033(b)		363	345,031
7.625%, 11/28/2047(b)		633	565,775
7.696%, 02/23/2038(b)		240	221,112
8.25%, 09/28/2051(b)		200	186,500
Oman Government International Bond 4.75%, 06/15/2026(b)		348	357,326
4.875%, 02/01/2025(b)		205	213,262
5.625%, 01/17/2028(b)		211	223,344
6.75%, 01/17/2048(b)		386	391,790
Pakistan Government International Bond 6.875%, 12/05/2027(b)		325	327,600
7.375%, 04/08/2031(b)		222	220,335
Panama Bonos del Tesoro Series DOM 3.362%, 06/30/2031		350	350,831
Panama Government International Bond 3.16%, 01/23/2030		447	463,148
3.87%, 07/23/2060		290	289,329
4.00%, 09/22/2024		200	212,225
Panama Notas del Tesoro 3.75%, 04/17/2026		600	634,237

	Principal Amount (000)		U.S. $ Value
Paraguay Government International Bond 4.95%, 04/28/2031 (b)	U.S.$	208	$233,714
Perusahaan Penerbit SBSN Indonesia III 4.15%, 03/29/2027 (b)		200	221,288
Peruvian Government International Bond 3.23%, 07/28/2121		148	127,308
Philippine Government International Bond 3.00%, 02/01/2028		330	353,605
3.20%, 07/06/2046		281	285,917
Qatar Government International Bond 4.40%, 04/16/2050(b)		864	1,069,200
4.50%, 04/23/2028(b)		300	344,006
5.103%, 04/23/2048(b)		239	322,949
Republic of Kenya Government International Bond 6.875%, 06/24/2024(b)		298	314,777
8.00%, 05/22/2032(b)		346	376,725
Republic of South Africa Government International Bond 4.85%, 09/27/2027		550	578,050
5.00%, 10/12/2046		460	416,875
Romanian Government International Bond 4.00%, 02/14/2051 (b)		210	209,454
Russian Foreign Bond - Eurobond 5.25%, 06/23/2047(b)		800	1,008,000
5.625%, 04/04/2042(b)		200	259,500
Saudi Government International Bond 3.25%, 10/22/2030(b)		260	279,630
4.625%, 10/04/2047(b)		310	371,128
5.25%, 01/16/2050(b)		201	263,750
Senegal Government International Bond 4.75%, 03/13/2028(b)	EUR	400	461,685
6.75%, 03/13/2048(b)	U.S.$	200	195,663
Sri Lanka Government International Bond 6.20%, 05/11/2027(b)		522	261,750
7.85%, 03/14/2029(b)		665	333,872
Turkey Government International Bond 4.875%, 04/16/2043		893	684,261
Ukraine Government International Bond 6.75%, 06/20/2026(b)	EUR	173	186,128
6.876%, 05/21/2029(b)	U.S.$	284	251,695
7.75%, 09/01/2023-09/01/2026(b)		1,438	1,386,534
Series GDP Zero Coupon, 05/31/2040(b)		638	578,307
Uruguay Government International Bond 4.375%, 01/23/2031		149	171,008
4.975%, 04/20/2055		17	22,776
5.10%, 06/18/2050		49	64,855
Venezuela Government International Bond 11.95%, 08/05/2031(a) (b) (d)		265	15,870
12.75%, 08/23/2022(a) (b) (d)		564	33,846

	Principal Amount (000)		U.S. $ Value
Zambia Government International Bond 8.97%, 07/30/2027(a) (b) (d)	U.S.$	825	$634,116

Total Sovereign Bonds (cost $39,286,560)			37,107,033

Corporate Bonds – 8.0%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (b)		315	327,659
Alfa Desarrollo SpA 4.55%, 09/27/2051 (b)		365	358,453
Bangkok Bank PCL/Hong Kong 3.733%, 09/25/2034 (b)		200	203,912
Bank Hapoalim BM 3.255%, 01/21/2032 (b)		355	352,049
Bidvest Group UK PLC (The) 3.625%, 09/23/2026 (b)		365	362,262
Braskem Idesa SAPI 7.45%, 11/15/2029 (b)		219	227,527
CA Magnum Holdings 5.375%, 10/31/2026 (b)		200	206,760
Cemex SAB de CV 7.375%, 06/05/2027 (b)		200	220,225
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024 (b)		200	223,350
Central American Bottling Corp. 5.75%, 01/31/2027 (b)		135	138,400
Central China Real Estate Ltd. 7.75%, 05/24/2024 (b)		260	163,150
Chile Electricity Pec SpA Zero Coupon, 01/25/2028 (b)		446	361,622
China Aoyuan Group Ltd. 5.88%, 03/01/2027 (b)		260	51,350
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026 (b)		216	210,438
Colbun SA 3.95%, 10/11/2027 (b)		263	278,007
CSN Resources SA 4.625%, 06/10/2031 (b)		287	273,152
Digicel Group Holdings Ltd. 7.00%, 01/18/2022(e) (f) (g)		17	14,739
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(b) (e)		22	20,626
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(e)		252	252,705
Ecopetrol SA 6.875%, 04/29/2030		401	447,917
7.375%, 09/18/2043		185	204,228
Embraer Netherlands Finance BV 5.40%, 02/01/2027		155	161,491

	Principal Amount (000)		U.S. $ Value
Empresa Generadora de Electricidad Haina SA 5.625%, 11/08/2028(b)	U.S.$	250	$251,172
Empresa Nacional de Telecomunicaciones SA 3.05%, 09/14/2032(b)		219	214,593
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(b)		200	189,413
8.375%, 11/08/2027	COP	418,000	94,612
Enel Chile SA 4.875%, 06/12/2028	U.S.$	158	173,731
Gran Tierra Energy International Holdings Ltd. 6.25%, 02/15/2025(b)		200	181,980
Grupo Energia Bogota SA ESP 4.875%, 05/15/2030(b)		268	288,653
Huarong Finance II Co., Ltd. 5.00%, 11/19/2025(b)		461	479,296
Ihs Holding Ltd. 5.625%, 11/29/2026(b)		200	201,500
Industrias Penoles SAB de CV 4.15%, 09/12/2029(b)		200	216,287
Infraestructura Energetica Nova SAB de CV 3.75%, 01/14/2028(b)		334	347,631
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(b)		200	199,538
Kaisa Group Holdings Ltd. 10.50%, 01/15/2025(a) (b) (d)		200	52,000
Klabin Austria GmbH 3.20%, 01/12/2031(b)		359	332,075
Kosmos Energy Ltd. 7.50%, 03/01/2028(b)		200	188,000
Leviathan Bond Ltd. 6.75%, 06/30/2030(b)		87	94,142
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(b)		254	253,651
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		338	358,931
Minejesa Capital BV 5.625%, 08/10/2037(b)		215	224,178
NBM US Holdings, Inc. 7.00%, 05/14/2026(b)		205	215,032
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(f)		132	701
OEC Finance Ltd. 7.125%, 12/26/2046(b) (e)		119	3,675

	Principal Amount (000)		U.S. $ Value
Oleoducto Central SA 4.00%, 07/14/2027(b)	U.S.$	285	$283,361
Petrobras Global Finance BV 7.375%, 01/17/2027		432	501,120
8.75%, 05/23/2026		158	191,753
Powerlong Real Estate Holdings Ltd. 5.95%, 04/30/2025(b)		225	186,680
Prosus NV 3.68%, 01/21/2030(b)		318	327,202
Ronshine China Holdings Ltd. 7.10%, 01/25/2025(b)		200	75,000
Scenery Journey Ltd. 12.00%, 10/24/2023(a) (b) (d)		205	26,138
SEPLAT Energy PLC 7.75%, 04/01/2026(b)		200	199,000
Shimao Group Holdings Ltd. 5.20%, 01/16/2027(b)		200	121,500
SierraCol Energy Andina LLC 6.00%, 06/15/2028(b)		200	187,788
Stillwater Mining Co. 4.00%, 11/16/2026(b)		358	350,410
Sunac China Holdings Ltd. 5.95%, 04/26/2024(b)		270	171,450
Suzano Austria GmbH 3.75%, 01/15/2031		112	113,666
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(b)		305	304,481
Times China Holdings Ltd. 6.20%, 03/22/2026(b)		200	135,938
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024 (a) (d) (e) (f) (h) (i)		105	-0-
TransJamaican Highway Ltd. 5.75%, 10/10/2036(b)		157	156,443
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(b)		200	220,662
Tullow Oil PLC 10.25%, 05/15/2026(b)		238	238,714
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(b)		355	375,701
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022(a) (d) (f) (h)		202	1,007
Volcan Cia Minera SAA 4.375%, 02/11/2026(b)		282	272,095
Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(b)		215	210,875

	Principal Amount (000)		U.S. $ Value
Yuzhou Group Holdings Co., Ltd. 6.35%, 01/13/2027(b)	U.S.$	260	$71,419
Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(b)		285	232,685

Total Corporate Bonds (cost $15,447,551)			14,575,901

Quasi-Sovereign Bonds – 5.5%
Comision Federal de Electricidad 3.348%, 02/09/2031(b)		200	196,100
4.677%, 02/09/2051(b)		200	187,600
5.00%, 09/29/2036(b)		237	247,072
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(b)		200	212,500
DP World Ltd./United Arab Emirates 4.70%, 09/30/2049(b)		200	218,225
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(b)		200	211,725
5.00%, 01/25/2047(b)		200	232,725
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(b)		485	501,308
8.45%, 08/10/2028(b)		279	299,890
Indonesia Asahan Aluminium Persero PT 5.80%, 05/15/2050(b)		200	231,163
KazMunayGas National Co., JSC 5.75%, 04/19/2047(b)		200	244,360
6.375%, 10/24/2048(b)		200	262,912
Lamar Funding Ltd. 3.958%, 05/07/2025(b)		364	362,248
NAK Naftogaz Ukraine via Kondor Finance PLC 7.375%, 07/19/2022(b)		200	195,413
7.625%, 11/08/2026(b)		200	174,913
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027(b)		459	495,577
7.625%, 11/07/2024(b)		200	215,438
Pertamina Persero PT 5.625%, 05/20/2043(b)		200	235,038
Petroleos de Venezuela SA 5.375%, 04/12/2027(a) (b) (d)		226	8,464
6.00%, 11/15/2026(a) (b) (d)		220	8,250
9.00%, 11/17/2021(a) (b) (j)		128	4,817
Petroleos Mexicanos 5.95%, 01/28/2031		166	161,115
6.50%, 03/13/2027		154	163,722
6.70%, 02/16/2032(b)		653	657,437
6.75%, 09/21/2047		324	285,930
6.875%, 08/04/2026		383	419,959
6.95%, 01/28/2060		979	863,967

	Principal Amount (000)		U.S. $ Value
Petronas Capital Ltd. 4.55%, 04/21/2050(b)	U.S.$	395	$488,763
4.80%, 04/21/2060(b)		395	519,978
Qatar Energy 3.30%, 07/12/2051(b)		386	396,615
Sinopec Group Overseas Development 2018 Ltd. 2.70%, 05/13/2030(b)		347	354,322
State Agency of Roads of Ukraine 6.25%, 06/24/2028(b)		360	312,300
State Oil Co., of the Azerbaijan Republic 6.95%, 03/18/2030(b)		321	386,564
State Savings Bank of Ukraine Via SSB #1 PLC 9.625%, 03/20/2025(b)		84	86,100
Trinidad Generation UnLtd. 5.25%, 11/04/2027(b)		200	204,125

Total Quasi-Sovereign Bonds (cost $9,579,092)			10,046,635

Treasury Bonds – 1.3%
Peru Government Bond 5.94%, 02/12/2029	PEN	2,030	520,607
Russian Federal Bond - OFZ Series 6228 7.65%, 04/10/2030	RUB	24,167	309,651
U.S. Treasury Bonds 2.00%, 11/15/2041	U.S.$	1,435	1,455,628

Total Treasury Bonds (cost $2,452,640)			2,285,886

Emerging Markets - Treasuries – 0.6%
Egypt Government Bond Series 5YR 14.06%, 01/12/2026	EGP	11,243	691,129
Series 7Y 14.292%, 01/05/2028		5,777	351,763

Total Emerging Markets - Treasuries (cost $1,077,007)			1,042,892

Regional Bonds – 0.0%
Provincia de Neuquen Argentina 4.625%, 04/27/2030(b) (cost $70,230)	U.S.$	70	42,116

Total Fixed Income (cost $67,913,080)			65,100,463

		Shares

EQUITY LINKED NOTES – 1.0%
Information Technology – 1.0%
IT Services – 1.0%
FPT Corp., Macquarie Bank Ltd., expiring 04/05/2023(a) (cost $735,561)		466,131	1,902,158

Company	Shares			U.S. $ Value

INVESTMENT COMPANIES – 0.2%
Funds and Investment Trusts – 0.2%
VFMVN30 ETF Fund(a) (k) (cost $97,798)		239,030		$270,552

SHORT-TERM INVESTMENTS – 5.1%
Investment Companies – 4.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(k) (l) (m) (cost $8,354,411)		8,354,411		8,354,411

	Principal Amount (000)

Time Deposits – 0.5%
Australia New Zealand Bank, Hong Kong (0.33)%, 01/04/2022	AUD	11		8,205
BBH, Grand Cayman (10.58)%, 01/03/2022	SEK	9		1,027
(1.61)%, 01/03/2022	CHF	0	**	45
0.00%, 01/03/2022	HKD	1,563		200,445
0.01%, 01/03/2022	SGD	1		669
0.03%, 01/03/2022	NOK	2		196
3.20%, 01/03/2022	ZAR	178		11,152
Citibank, London (0.97)%, 01/03/2022	EUR	12		13,614

National Australia Bank, London 0.01%, 01/03/2022	U.S.$	604		604,377
Royal Bank of Canada, Toronto 0.01%, 01/04/2022	CAD	1		1,122
Sumitomo, Tokyo (0.34)%, 01/04/2022	JPY	4,433		38,536

Total Time Deposits (cost $879,388)				879,388

Total Short-Term Investments (cost $9,233,799)				9,233,799

Total Investments Before Security Lending Collateral for Securities Loaned – 98.6% (cost $164,716,718)				178,892,923

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.01%(k) (l) (m) (cost $588,833)		588,833		588,833

Total Investments – 98.9% (cost $165,305,551)(n)				179,481,756
Other assets less liabilities – 1.1%				1,956,273

Net Assets – 100.0%				$181,438,029

FUTURES

Description		Number of Contracts	Expiration Month		Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE China A50 Futures		137	January 2022		$2,151,329	$ (33,272)
Hang Seng Index Futures		68	January 2022		3,589,400	5,133
MSCI Emerging Markets Index Futures		109	March 2022		6,683,335	(45,205)
U.S. T-Note 10 Yr (CBT) Futures		40	March 2022		5,218,750	51,250
U.S. Ultra Bond (CBT) Futures		5	March 2022		985,625	24,687

						$2,593

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	PEN	28,060	USD	6,975	01/21/2022	$(49,358)
Bank of America, NA	HUF	505,260	USD	1,553	02/17/2022	2,532
Barclays Bank PLC	INR	228,854	USD	3,025	01/07/2022	(49,374)
Barclays Bank PLC	COP	18,603,464	USD	4,823	01/21/2022	257,374
Barclays Bank PLC	USD	735	CLP	604,394	01/21/2022	(27,090)
Barclays Bank PLC	IDR	9,056,508	USD	632	01/27/2022	(4,630)
Barclays Bank PLC	USD	3,233	IDR	46,401,726	01/27/2022	27,243
Barclays Bank PLC	USD	10,174	PHP	522,840	01/27/2022	(5,523)
Barclays Bank PLC	RUB	167,278	USD	2,238	03/02/2022	28,681
Barclays Bank PLC	USD	3,722	MYR	15,822	06/16/2022	52,197
BNP Paribas SA	USD	1,428	MXN	29,157	01/13/2022	(5,898)
BNP Paribas SA	USD	1,583	PLN	6,480	02/17/2022	20,176
Brown Brothers Harriman & Co.	MXN	5,178	USD	246	01/13/2022	(6,632)
Brown Brothers Harriman & Co.	USD	411	MXN	8,401	01/13/2022	(1,464)
Brown Brothers Harriman & Co.	THB	220,552	USD	6,546	03/10/2022	(54,664)
Brown Brothers Harriman & Co.	USD	2,117	THB	70,775	03/10/2022	763
Citibank, NA	INR	602,551	USD	8,065	01/07/2022	(30,308)
Citibank, NA	CLP	657,670	USD	805	01/21/2022	34,841
Credit Suisse International	ZAR	9,160	USD	572	01/25/2022	(1,039)
Deutsche Bank AG	USD	4,533	KRW	5,319,211	01/20/2022	(61,693)
Deutsche Bank AG	USD	2,322	TWD	64,124	01/20/2022	(6,105)
Deutsche Bank AG	USD	1,111	PEN	4,543	01/21/2022	26,306
Deutsche Bank AG	USD	3,890	IDR	55,925,083	01/27/2022	39,986
Deutsche Bank AG	USD	1,406	PHP	70,881	01/27/2022	(27,895)
Goldman Sachs Bank USA	BRL	45,149	USD	8,007	01/04/2022	(98,474)
Goldman Sachs Bank USA	USD	8,091	BRL	45,149	01/04/2022	15,251
Goldman Sachs Bank USA	USD	1,074	INR	80,846	01/07/2022	12,175
Goldman Sachs Bank USA	USD	1,018	MXN	21,821	01/13/2022	45,955
Goldman Sachs Bank USA	KRW	1,723,975	USD	1,474	01/20/2022	25,208
Goldman Sachs Bank USA	ZAR	34,561	USD	2,170	01/25/2022	7,902
Goldman Sachs Bank USA	IDR	4,290,489	USD	298	01/27/2022	(3,130)
Goldman Sachs Bank USA	USD	7,951	BRL	45,149	02/02/2022	97,367
Goldman Sachs Bank USA	USD	12,481	MYR	52,981	06/16/2022	158,633
HSBC Bank USA	USD	12,296	INR	921,883	01/07/2022	89,727
HSBC Bank USA	KRW	11,943,571	USD	10,126	01/20/2022	87,354
HSBC Bank USA	TWD	67,413	USD	2,436	01/20/2022	1,302
HSBC Bank USA	TWD	61,694	USD	2,222	01/20/2022	(6,434)
HSBC Bank USA	USD	5,498	KRW	6,499,162	01/20/2022	(35,787)
HSBC Bank USA	USD	11,051	TWD	305,689	01/20/2022	(11,396)
HSBC Bank USA	PEN	2,368	USD	589	01/21/2022	(3,771)
HSBC Bank USA	USD	710	CLP	586,982	01/21/2022	(22,830)

Counterparty		Contracts to Deliver (000)			In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA		USD	1,271		COP	5,075,049	01/21/2022	$(25,715)
HSBC Bank USA		IDR	9,571,341		USD	665	01/27/2022	(7,352)
Morgan Stanley Capital Services LLC		BRL	37,763		USD	6,767	01/04/2022	(12,756)
Morgan Stanley Capital Services LLC		USD	6,701		BRL	37,763	01/04/2022	78,681
Morgan Stanley Capital Services LLC		MXN	77,615		USD	3,714	01/13/2022	(70,602)
Morgan Stanley Capital Services LLC		USD	2,184		MXN	45,972	01/13/2022	57,766
Morgan Stanley Capital Services LLC		KRW	558,176		USD	469	01/20/2022	190
Morgan Stanley Capital Services LLC		TWD	378,892		USD	13,537	01/20/2022	(146,756)
Morgan Stanley Capital Services LLC		PEN	1,885		USD	467	01/21/2022	(4,559)
Morgan Stanley Capital Services LLC		ZAR	23,873		USD	1,508	01/25/2022	14,357
Morgan Stanley Capital Services LLC		CNH	30,040		USD	4,717	02/17/2022	5,519
Morgan Stanley Capital Services LLC		CNH	71,239		USD	11,112	02/17/2022	(60,734)
Morgan Stanley Capital Services LLC		CZK	128,179		USD	5,683	02/17/2022	(159,270)
Morgan Stanley Capital Services LLC		PLN	3,687		USD	901	02/17/2022	(11,027)
Morgan Stanley Capital Services LLC		USD	399		RUB	29,901	03/02/2022	(3,903)
Royal Bank of Scotland PLC		COP	14,474,924		USD	3,687	01/21/2022	134,299
Standard Chartered Bank		INR	103,976		USD	1,393	01/07/2022	(4,391)
Standard Chartered Bank		KRW	1,651,361		USD	1,396	01/20/2022	7,676
Standard Chartered Bank		TWD	32,884		USD	1,187	01/20/2022	(866)
Standard Chartered Bank		PHP	613,126		USD	12,078	01/27/2022	153,757
UBS AG		BRL	7,386		USD	1,324	01/04/2022	(2,495)
UBS AG		USD	1,327		BRL	7,386	01/04/2022	(830)
UBS AG		USD	740		INR	55,935	01/07/2022	11,628
UBS AG		TWD	18,705		USD	677	01/20/2022	1,340
UBS AG		USD	1,637		IDR	23,353,645	01/27/2022	3,487
UBS AG		CZK	53,518		USD	2,366	02/17/2022	(73,604)

								$401,318

CENTRALLY CLEARED CREDIT DEFAULT SWAPS
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021		Notional Amount (000)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-EM Series 36, 5 Year Index, 12/20/2026*	(1.00)%	Quarterly	1.87%	USD	18,460	$735,529	$746,427	$(10,898)
Sale Contracts
Republic of Turkey, 11.875%, 1/15/30, 12/20/2026*	1.00	Quarterly	5.67	USD	310	(59,051)	(64,501)	5,450

						$676,478	$681,926	$(5,448)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	490	02/22/2051	CPI#	2.348%	Maturity	$(66,216)	$—	$(66,216)
#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,290	10/02/2029	3 Month LIBOR	1.589%	Quarterly/ Semi-Annual	$44,218	$—	$44,218
USD	770	02/22/2051	1.854%	3 Month LIBOR	Semi-Annual/ Quarterly	(26,758)	—	(26,758)

						$17,460	$—	$17,460

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received		Payment Frequency		Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
MSCI Emerging Markets Growth	FedFundEffective plus 0.56%		Maturity	USD	2,515	05/16/2022	$90,878
MSCI Emerging Markets Growth	OBFR plus 0.63%		Maturity	USD	14,074	05/16/2022	(866,476)

							$(775,598)

VARIANCE SWAPS
Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA FTSE 100 Index 03/18/2022*	22.85%	Maturity	GBP	3	$(12,479)	$—	$(12,479)
Citibank, NA Russell 2000 Index 03/18/2022*	33.20	Maturity	USD	3	(14,127)	—	(14,127)
Goldman Sachs International Nikkei 225 Index 01/14/2022*	25.40	Maturity	JPY	210	(10,075)	—	(10,075)

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA Hang Seng China Enterprises Index 06/29/2022*	27.30%	Maturity	HKD	149	$(28,944)	$—	$(28,944)
UBS AG Nikkei 225 Index 03/11/2022*	26.00	Maturity	JPY	744	(16,944)	—	(16,944)
S&P/ASX 200 Index 03/17/2022*	19.25	Maturity	AUD	8	(6,621)	—	(6,621)
Sale Contracts
UBS AG Hang Seng China Enterprises Index 01/28/2022*	23.71	Maturity	HKD	25	611	—	611
Nikkei 225 Index 01/14/2022*	22.10	Maturity	JPY	183	4,436	—	4,436

					$(84,143)	$—	$(84,143)

*	Termination date

**	Principal amount less than 500.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $50,285,634 or 27.7% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Defaulted.
(e)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2021.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of December 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. 7.00%, 01/18/2022	01/14/2019-04/01/2021	$ 13,016	$14,739	0.01%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058	01/22/2021	20,728	701	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019-10/31/2020	199,358	0	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/12/2013	172,628	1,007	0.00%

(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Fair valued by the Adviser.
(j)	Defaulted matured security.
(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(l)	Affiliated investments.
(m)	The rate shown represents the 7-day yield as of period end.

(n)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was 26,554,327 and gross unrealized depreciation of investments was $(12,888,156), resulting in net unrealized appreciation of $13,666,171.

Currency Abbreviations:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
CNH – Chinese Yuan Renminbi (Offshore)
COP – Colombian Peso
CZK – Czech Koruna
EGP – Egyptian Pound
EUR – Euro
GBP – Great British Pound
HKD – Hong Kong Dollar
HUF – Hungarian Forint
IDR – Indonesian Rupiah
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
PEN – Peruvian Sol
PHP – Philippine Peso
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
SGD – Singapore Dollar
THB – Thailand Baht
TWD – New Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand
Glossary:
ADR – American Depositary Receipt
ASX – Australian Stock Exchange
CBT – Chicago Board of Trade
CDX-EM – Emerging Market Credit Default Swap Index
ETF – Exchange Traded Fund
FedFundEffective – Federal Funds Effective Rate
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
MSCI – Morgan Stanley Capital International
OBFR – Overnight Bank Funding Rate
PJSC – Public Joint Stock Company
REG – Registered Shares

COUNTRY BREAKDOWN1

December 31, 2021 (unaudited)

17.9%	China
11.1%	Taiwan
9.4%	South Korea
6.5%	India
4.6%	Russia
3.4%	Brazil
3.1%	Mexico
2.2%	Colombia
1.9%	Egypt
1.9%	South Africa
1.9%	Vietnam
1.8%	Ukraine
1.6%	Indonesia
27.5%	Other
5.2%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or other investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.5% or less in the following: Angola, Argentina, Azerbaijan, Bahamas, Bahrain, Canada, Chile, Costa Rica, Dominican Republic, Ecuador, El Salvador, France, Gabon, Ghana, Greece, Guatemala, Hong Kong, Hungary, Israel, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Lebanon, Malaysia, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Saudi Arabia, Senegal, Sri Lanka, Switzerland, Thailand, Trinidad & Tobago, Turkey, United Arab Emirates, United States, Uruguay, Venezuela and Zambia.

AB Emerging Markets Multi-Asset Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as    Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2021:
Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$1,339,686	$25,089,253	$-0-		$26,428,939
Financials	2,840,960	21,361,668	-0-		24,202,628
Consumer Discretionary	2,547,839	9,993,528	-0-		12,541,367
Materials	489,204	10,300,447	-0-		10,789,651
Energy	2,398,752	3,970,769	-0-		6,369,521
Communication Services	908,055	4,831,318	-0-		5,739,373
Industrials	3,019,311	2,388,925	-0-		5,408,236
Utilities	90,531	3,979,945	-0-		4,070,476
Real Estate	241,694	2,538,298	-0-		2,779,992
Consumer Staples	829,185	1,293,969	-0-		2,123,154
Health Care	772,771	1,159,843	-0-		1,932,614
Fixed Income Securities:
Sovereign Bonds	-0-	37,107,033	-0-		37,107,033
Corporate Bonds	-0-	14,574,894	1,007	#	14,575,901
Quasi-Sovereign Bonds	-0-	10,046,635	-0-		10,046,635
Treasury Bonds	-0-	2,285,886	-0-		2,285,886
Emerging Markets - Treasuries	-0-	1,042,892	-0-		1,042,892
Regional Bonds	-0-	42,116	-0-		42,116
Equity Linked Notes	-0-	1,902,158	-0-		1,902,158
Investment Companies	-0-	270,552	-0-		270,552
Short-Term Investments:
Investment Companies	8,354,411	-0-	-0-		8,354,411
Time Deposits	-0-	879,388	-0-		879,388
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	588,833	-0-	-0-		588,833

Total Investments in Securities	24,421,232	155,059,517	1,007		179,481,756
Other Financial Instruments*:
Assets
Futures	75,937	5,133	-0-		81,070
Forward Currency Exchange Contracts	-0-	1,499,673	-0-		1,499,673
Centrally Cleared Credit Default Swaps	-0-	735,529	-0-		735,529
Centrally Cleared Interest Rate Swaps	-0-	44,218	-0-		44,218
Total Return Swaps	-0-	90,878	-0-		90,878
Variance Swaps	-0-	5,047	-0-		5,047
Liabilities
Futures	(45,205)	(33,272)	-0-		(78,477)
Forward Currency Exchange Contracts	-0-	(1,098,355)	-0-		(1,098,355)
Centrally Cleared Credit Default Swaps	-0-	(59,051)	-0-		(59,051)
Centrally Cleared Inflation Swaps	-0-	(66,216)	-0-		(66,216)
Centrally Cleared Interest Rate Swaps	-0-	(26,758)	-0-		(26,758)
Total Return Swaps	-0-	(866,476)	-0-		(866,476)
Variance Swaps	-0-	(89,190)	-0-		(89,190)

Total	$24,451,964	$155,200,677	$1,007		$179,653,648

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2021 is as follows:

Fund	Market Value 3/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$12,729	$59,748	$64,123	$8,354	$1
Government Money Market Portfolio*	634	14,279	14,324	589	0	**
Total				$8,943	$1

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.